UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	9,662,354	9,662,354
Common shares, shares outstanding (in shares)	9,662,354	9,662,354
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series D Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	5.00%	5.00%
Preferred shares, issued (in shares)	100,000	100,000
Preferred shares, outstanding (in shares)	100,000	100,000
Preferred shares, aggregate liquidation preference	$ 100,000,000	$ 100,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, shares issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000